EDGAR


                                   July1, 1999

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(e); John Hancock Growth Funds Prospectus
          John Hancock Investment Trust II
           John Hancock Financial Industries Fund
           John Hancock Regional Bank Fund
           John Hancock Small Cap Value Fund
         File Nos. 811-3999; 2-90305

Gentlemen:

         Enclosed herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933 as amended, is an edgarized prospectus for the above captioned funds dated July 1, 1999, marked to show changes.

         If you have any question or comment regarding this filing, please contact the undersigned at (617) 375-1706.

                                            Sincerely,


                                            /s/Marilyn Lutzer
                                            -----------------
                                            Marilyn Lutzer
                                            Manager-State and Federal Compliance